Pay vs Performance Disclosure	12 Months Ended			16 Months Ended	21 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 15, 2021	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Compensation Actually Paid
The table below sets forth information concerning the “compensation actually paid,” as determined
under SEC
rules
, to our principal executive officer (including separate disclosure for our principal executive officer in 2021, in accordance with SEC rules) and to our other NEOs (our
“Non-PEO
NEOs”) (on an average basis) compared to certain measures of company performance for the fiscal years ended December 2022, 2021, and 2020 (“PVP Table”):

	Summary Compensation Table Total for Current CEO	Summary Compensation Table Total for Prior CEO	Compensation Actually Paid to Current CEO (3)	Compensation Actually Paid to Prior CEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Company Net Income (Loss) (6)	Company Same-Store NOI Growth (7)
Year							Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)(5)
2022	$3,499,872	N/A	$3,797,556	N/A	$766,787	$797,477	$164.97	$100.62	$21,669,452	16.5%
2021 (1)	$3,454,270	$536,443	$5,390,178	$831,624	$688,610	$884,798	$157.73	$134.06	$(19,564,718)	24.5%
2020	N/A	$1,510,151	N/A	$1,628,937	$1,090,702	$1,167,535	$103.30	$94.88	$(51,206,803)	7.8%

(1)
For the fiscal year ended December 31, 2021, Michael S. McClure (our “Prior CEO”) was our principal executive officer until April 15, 2021, at which time H. Michael Schwartz (our “Current CEO”) became our principal executive officer.

(2)
For the fiscal years ended December 31, 2022 and 2021, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung. For the fiscal year ended December 31, 2020, our Non-PEO NEOs consisted of: H. Michael Schwartz, James Barry, Joe Robinson, and Wayne Johnson.

(3)	See tables below for the calculation of Compensation Actually Paid for each year presented.
(4)	Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested on December 31, 2019, including reinvestment of dividends.
(5)	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE NAREIT All Equity Index.
(6)	Net Income (Loss) represents the net income or loss generated in each calendar year for the Company and all of its consolidated subsidiaries, calculated in accordance with GAAP.
(7)
We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.

Calculation of Compensation
Actuall
y
Paid
:

	2022
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$	N/A	$23,679

Compensation Actually Paid	$3,797,556	$	N/A	$797,477

	2021
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270		$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000		$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862		$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891		$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181		$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776		$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—		$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—		$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198		$44,065	$18,173

Compensation Actually Paid	$5,390,178		$831,624	$884,798

	2020
	Current CEO		Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$	N/A	$1,510,151	$1,090,702
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$	N/A	$650,000	$431,250
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$	N/A	$580,996	$384,377
Increase for fair value of awards granted during year presented that vested during the year presented	$	N/A	$134,076	$88,954
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$	N/A	$10,244	$6,427
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$	N/A	$—	$—
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$	N/A	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$	N/A	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$	N/A	$43,470	$28,325

Compensation Actually Paid	$	N/A	$1,628,937	$1,167,535

Company Selected Measure Name	Same-Store NOI Growth
Named Executive Officers, Footnote [Text Block]	For the fiscal years ended December 31, 2022 and 2021, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung. For the fiscal year ended December 31, 2020, our Non-PEO NEOs consisted of: H. Michael Schwartz, James Barry, Joe Robinson, and Wayne Johnson.
Peer Group Issuers, Footnote [Text Block]	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE NAREIT All Equity Index.
Adjustment To PEO Compensation, Footnote [Text Block]

	2022
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$	N/A	$23,679

Compensation Actually Paid	$3,797,556	$	N/A	$797,477

	2021
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270		$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000		$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862		$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891		$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181		$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776		$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—		$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—		$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198		$44,065	$18,173

Compensation Actually Paid	$5,390,178		$831,624	$884,798

	2020
	Current CEO		Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$	N/A	$1,510,151	$1,090,702
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$	N/A	$650,000	$431,250
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$	N/A	$580,996	$384,377
Increase for fair value of awards granted during year presented that vested during the year presented	$	N/A	$134,076	$88,954
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$	N/A	$10,244	$6,427
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$	N/A	$—	$—
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$	N/A	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$	N/A	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$	N/A	$43,470	$28,325

Compensation Actually Paid	$	N/A	$1,628,937	$1,167,535

Non-PEO NEO Average Total Compensation Amount	$ 766,787	$ 688,610	$ 1,090,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 797,477	884,798	1,167,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$	N/A	$23,679

Compensation Actually Paid	$3,797,556	$	N/A	$797,477

	2021
	Current CEO	Prior CEO		Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270		$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000		$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862		$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891		$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181		$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776		$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—		$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—		$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198		$44,065	$18,173

Compensation Actually Paid	$5,390,178		$831,624	$884,798

	2020
	Current CEO		Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$	N/A	$1,510,151	$1,090,702
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$	N/A	$650,000	$431,250
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$	N/A	$580,996	$384,377
Increase for fair value of awards granted during year presented that vested during the year presented	$	N/A	$134,076	$88,954
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$	N/A	$10,244	$6,427
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$	N/A	$—	$—
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$	N/A	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$	N/A	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$	N/A	$43,470	$28,325

Compensation Actually Paid	$	N/A	$1,628,937	$1,167,535

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Relationship between Compensation Actually Paid and Company Performance
Metrics
When determining the com
p
ensation of o
ur
executives, we consider
certain
financial and
non
-fi
nancial
metrics. The following is an unranked list of the most important financial and non-financial
measures we used to link “compensation actually paid” to our NEOs for the fiscal year ended December 31, 2022 to company performance:

•	Same-store NOI growth

•	MFFO, as adjusted per share

•	Same-store revenue growth

Total Shareholder Return Amount	$ 164.97	157.73	103.3
Peer Group Total Shareholder Return Amount	100.62	134.06	94.88
Net Income (Loss)	$ 21,669,452	$ (19,564,718)	$ (51,206,803)
Company Selected Measure Amount	0.165	0.245	0.078
PEO Name				Michael S. McClure	H. Michael Schwartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Same-store NOI growth
Non-GAAP Measure Description [Text Block]	We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
	measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	MFFO, as adjusted per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-store revenue growth
H. Michael Schwartz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,499,872	$ 3,454,270
PEO Actually Paid Compensation Amount	3,797,556	5,390,178
Michael S. McClure [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		536,443	$ 1,510,151
PEO Actually Paid Compensation Amount		831,624	1,628,937
PEO [Member] | H. Michael Schwartz [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,900,000	1,850,000
PEO [Member] | H. Michael Schwartz [Member] | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,557,805	2,291,862
PEO [Member] | H. Michael Schwartz [Member] | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	359,494	528,891
PEO [Member] | H. Michael Schwartz [Member] | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,782	676,181
PEO [Member] | H. Michael Schwartz [Member] | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,469	107,776
PEO [Member] | H. Michael Schwartz [Member] | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | H. Michael Schwartz [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | H. Michael Schwartz [Member] | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,134	181,198
PEO [Member] | Michael S. McClure [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	650,000
PEO [Member] | Michael S. McClure [Member] | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	580,996
PEO [Member] | Michael S. McClure [Member] | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	134,076
PEO [Member] | Michael S. McClure [Member] | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		314,251	10,244
PEO [Member] | Michael S. McClure [Member] | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,044	0
PEO [Member] | Michael S. McClure [Member] | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		119,179	0
PEO [Member] | Michael S. McClure [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Michael S. McClure [Member] | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		44,065	43,470
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	212,500	177,500	431,250
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,228	219,895	384,377
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,207	50,745	88,954
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,049	72,481	6,427
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,027	12,394	0
Non-PEO NEO [Member] | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 23,679	$ 18,173	$ 28,325